Employee benefits, Employee Tax-Deferred Savings Plans (Details) - Plan 401K [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Employee Tax-Deferred Savings Plans [Abstract]
Defined contribution plan employer percentage	5.00%
Defined contribution plan employer amount	$ 85,946